ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Segment Information (Details)	12 Months Ended
Dec. 29, 2018 item
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Number of Reportable Segments	1